MORGAN STANLEY DEAN WITTER GROWTH FUND            TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999     NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended September 30, 1999, financial markets around the world continued to experience volatility. After a peak in the domestic markets in the middle of July, stock prices pulled back toward the end of the period amid concerns that the U.S. economy was growing too fast. This concern was manifested in the two Federal Reserve Board moves, in June and August, that raised the federal-funds rate a total of 50 basis points while inflation remained low and the economy continued to grow.

PERFORMANCE

For the six-month period ended September 30, 1999, Morgan Stanley Dean Witter Growth Fund Class B shares produced a total return of 5.88 percent, compared to
0.36 percent for the S&P 500 Composite Stock Price Index (S&P 500 Index) and
0.95 percent for the Lipper Growth Funds Index. For the same period, the Fund's Class A, C and D shares posted total returns of 6.07 percent, 5.74 percent and
6.22 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. (Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

During the period under review, stock selection was the primary driver of the Fund's outperformance, with a modest positive contribution from sector allocation. According to Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, top performers during the period under review included Tyco International, Cisco Systems, Gulfstream Aerospace, Intel and Clear Channel Communications. Detractors from performance included Eli Lilly & Co and MCI/Worldcom.

The Fund continues to owe a great deal of its strong performance as much to what it doesn't own as to what it does. The Fund was generally underweighted in much of the consumer sector and held no Coca-Cola, Pepsi, Gillette, Clorox or Avon, for example. The Fund also held no Abbott Laboratories and had sold its modest American Home Products position before that stock's decline. Avoiding these blow-ups

MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

was very helpful in generating performance during the period. The Fund's overall performance during the period was hindered by its slight overweighting in the health-care sector, while its technology exposure provided a modest plus.

PORTFOLIO STRATEGY

The Fund seeks long-term capital appreciation by investing primarily in the common stocks of predominantly U.S. companies. Earlier this year the Fund's sub-advisor began gradually increasing the median market capitalization of the Fund's portfolio securities. This increase in capitalization is largely a function of the sub-advisor's bottom-up research conviction on specific issues. The Fund continues to be broadly diversified by issue, holding 84 securities at September 30, 1999. Further, the Fund remains a mix of "classic" growth stocks such as Microsoft, General Electric, Cisco, Home Depot and Pfizer, as well as less traditional growth names such as Tyco International, United Technologies and Clear Channel Communications. On September 30, 1999, the Fund's largest position was in Tyco, which represented approximately 7 percent of the Fund's assets with the 10 largest holdings accounting for about 43.1 percent of total assets.

Tyco rose some 37 percent during the first half of the Fund's fiscal year, before pulling back in early October. Clear Channel, a top-10 holding for some time, given its burgeoning cash flow, has merged with AMFM to become the nation's largest radio company, with more than 100 million weekly listeners. And the sub-advisor believes that this unparalleled distribution platform will enable the company to further leverage its strong advertiser and consumer ties through new initiatives like radio networks and the Internet. The sub-advisor remains enthusiastic about Worldcom in the wake of its merger with Sprint. The sub-advisor believes the new company will be the fastest-growing large company in one of the fastest-growing industries in the world and still sell at a discount to the S&P 500 on cash earnings.

Technology now accounts for about 27 percent of the Fund's holdings. Not surprisingly, its largest technology holdings include Microsoft, Cisco, Intel and Motorola. The sub-advisor is a big believer in the Motorola/General Instrument merger and is a major fan of the wireless/broadband play that this now offers.

The Fund slightly increased its health-care exposure during the period under review, due to continued relative earnings weakness. The Fund currently has approximately 13 percent health-care exposure versus 11 percent for the S&P 500. The sub-advisor will look to increase the Fund's weightings in this stable growth area when it gains confidence that S&P 500 earnings growth rates are peaking and as further clarification of the Medicare drug benefit debate becomes available. The Fund sharply reduced its position in Merck, as a result of the sub-advisor's belief that its relative earnings growth may become increasingly less attractive as we near the 2001-2002 patent expirations

MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

for several of its leading drugs. On the buy side, the Fund initiated a position in the leading medical device manufacturer Medtronic and added to Bristol-Myers Squibb (now a top-10 holding) and Warner Lambert.

LOOKING AHEAD

Notwithstanding modest interest-rate increases, the Fund's sub-advisor continues to see little inflation pressure because of 1) continued lack of pricing pressure in all but a few sectors; 2) productivity increases driven by technology (specifically the Internet) and ongoing corporate restructuring; and
3) increasing domestic budget surpluses. The benign inflation outlook, combined with the gradual "u-shaped" recoveries the sub-advisor expects in many foreign markets, lead it to believe that the outperformance of large-cap growth can continue.

In addition, the sub-advisor continues to be a big believer in the Internet's impact on the consumer as well as business-to-business interaction. The sub-advisor believes the development of the Internet is a transformation event and has thus been concentrating on companies assembling the assets that will enable those companies to win in the future and provide real cash flow now. In following this investment strategy the Fund seeks to deliver high returns and manage risk. Consequently, the Fund is limiting its pure play Internet exposure, which now stands at only about 1.4 percent. One of the Fund's smaller Internet-oriented investments that worked out quite well is Internet Capital Group. This is a holding company of 36 business-to-business companies, only three of which are now publicly traded. The sub-advisor is enthusiastic about the "business-to-business" concept as well as this particular management team. Most of the Fund's Internet exposure is what the sub-advisor terms "embedded" and is spread among the categories of content, advertising/media, telecom/satellite infrastructure and hardware plays in stocks such as Cisco, Clear Channel/AMFM, MCI/Worldcom, Liberty and MediaOne.

We appreciate your ongoing support of Morgan Stanley Dean Witter Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                  [SIGNATURE]
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER GROWTH FUND
FUND PERFORMANCE SEPTEMBER 30, 1999

                                               AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------------
                          CLASS A*                                                      CLASS B+
   -------------------------------------------------------       -------------------------------------------------------
   1 Year                            43.44(1)    35.91(1)        1 Year                            42.92(1)    37.92(2)
   Since Inception (7/28/97)         17.17(1)    14.30(2)        5 Years                           19.13(1)    18.93(2)
                                                                 Since Inception (5/29/92)         15.47(1)    15.47(2)
                          CLASS C++                                                     CLASS D#
   -------------------------------------------------------       -------------------------------------------------------
   1 Year                            (1) 42.49   (2) 41.49       1 Year                            (1) 43.78
   Since Inception (7/28/97)         16.31(1)    16.31(2)        Since Inception (7/28/97)         17.44(1)
   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*  The maximum front-end sales charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

  NUMBER OF
    SHARES                                              VALUE
-----------------------------------------------------------------
                         COMMON STOCKS (99.0%)
                         ADVERTISING (1.1%)
         2,900           FreeShop.com, Inc.*.......  $     33,350
       130,100           Omnicom Group, Inc........    10,302,294
                                                     ------------
                                                       10,335,644
                                                     ------------
                         AEROSPACE (3.6%)
       568,700           United Technologies
                           Corp....................    33,731,019
                                                     ------------
                         ALCOHOLIC BEVERAGES (0.5%)
        72,500           Anheuser-Busch Companies,
                           Inc.....................     5,079,531
                                                     ------------
                         BIOTECHNOLOGY (0.6%)
        71,400           Amgen Inc.*...............     5,819,100
                                                     ------------
                         BROADCASTING (5.9%)
        25,500           Acme Communications
                           Inc.*...................       790,500
       183,000           AMFM, Inc.................    11,140,125
       191,011           CBS Corp..................     8,834,259
       439,300           Clear Channel
                           Communications, Inc.*...    35,089,087
                                                     ------------
                                                       55,853,971
                                                     ------------
                         BUILDING MATERIALS/DIY CHAINS (3.9%)
       530,600           Home Depot, Inc. (The)....    36,412,425
                                                     ------------
                         BUILDING PRODUCTS (0.1%)
        33,300           Masco Corp................     1,032,300
                                                     ------------
                         CABLE TELEVISION (4.5%)
       344,600           AT&T Corp. - Liberty Media
                           Group (Class A)*........    12,793,275
       416,300           Comcast Corp. (Class A
                           Special)*...............    16,573,944
       183,400           MediaOne Group, Inc.*.....    12,528,512
        21,700           Tivo Inc.*................       649,644
                                                     ------------
                                                       42,545,375
                                                     ------------
                         CELLULAR TELEPHONE (0.5%)
         9,700           AirGate PCS, Inc.*........       241,287
       259,500           Crown Castle International
                           Corp.*..................     4,833,187
                                                     ------------
                                                        5,074,474
                                                     ------------
                         CLOTHING/SHOE/ACCESSORY STORES (1.9%)
       257,000           Abercrombie & Fitch Co.
                           (Class A)*..............     8,754,062
       107,875           Gap, Inc. (The)...........     3,452,000
       157,200           Limited (The), Inc........     6,012,900
                                                     ------------
                                                       18,218,962
                                                     ------------
  NUMBER OF
    SHARES                                              VALUE
-----------------------------------------------------------------
                         COMPUTER COMMUNICATIONS (6.5%)
         7,800           Alteon Websystems Inc.*...  $    737,100
       841,776           Cisco Systems, Inc.*......    57,661,656
         5,800           Foundry Networks*.........       730,800
        10,600           Juniper Networks, Inc.*...     1,929,862
                                                     ------------
                                                       61,059,418
                                                     ------------
                         COMPUTER SOFTWARE (5.9%)
       521,600           Microsoft Corp.*..........    47,237,400
       258,700           Novell, Inc.*.............     5,335,687
        67,000           Oracle Corp.*.............     3,048,500
                                                     ------------
                                                       55,621,587
                                                     ------------
                         DISCOUNT CHAINS (3.6%)
       263,200           Costco Wholesale Corp.....    18,933,950
       312,700           Wal-Mart Stores, Inc......    14,872,794
                                                     ------------
                                                       33,806,744
                                                     ------------
                         DIVERSIFIED COMMERCIAL SERVICES (0.4%)
       109,600           Nielsen Media Research,
                           Inc.*...................     4,075,750
                                                     ------------
                         DIVERSIFIED ELECTRONIC PRODUCTS (1.1%)
        87,500           JDS Uniphase Corp.*.......     9,953,125
                                                     ------------
                         DIVERSIFIED FINANCIAL SERVICES (3.1%)
       118,500           American Express Co.......    15,953,062
       310,050           Citigroup, Inc............    13,642,200
                                                     ------------
                                                       29,595,262
                                                     ------------
                         DIVERSIFIED MANUFACTURING (7.4%)
       673,900           Tyco International Ltd.
                           (Bermuda)*..............    69,580,175
                                                     ------------
                         ELECTRIC UTILITIES (0.3%)
        87,600           Montana Power Co..........     2,666,325
                                                     ------------
                         ELECTRONIC COMPONENTS (0.4%)
        50,300           Solectron Corp.*..........     3,612,169
                                                     ------------
                         ELECTRONIC DATA PROCESSING (1.5%)
        52,900           Hewlett-Packard Co........     4,866,800
       103,900           Sun Microsystems, Inc.*...     9,662,700
                                                     ------------
                                                       14,529,500
                                                     ------------
                         ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
        95,200           Applied Materials,
                           Inc.*...................     7,389,900
                                                     ------------
                         INTERNET SERVICES (1.6%)
        94,800           America Online, Inc.*.....     9,859,200
        11,700           Bluestone Software*.......       270,562
         1,600           Digital Insight Inc.......        24,000
        11,500           Egain Communications
                           Corp.*..................       212,031

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                              VALUE
-----------------------------------------------------------------
        19,900           Inktomi Corp.*............  $  2,388,000
        14,900           Internet Capital Group
                           Inc.*...................     1,308,406
        11,500           Kana Communications
                           Inc.*...................       573,562
         9,800           Netzero Inc.*.............       254,188
         2,200           Radware Ltd.*.............        60,500
         7,700           Vitria Technology Inc.*...       281,531
                                                     ------------
                                                       15,231,980
                                                     ------------
                         INVESTMENT
                         BANKERS/BROKERS/SERVICES (1.2%)
       161,800           Merrill Lynch & Co.,
                           Inc.....................    10,870,938
                                                     ------------
                         MAJOR BANKS (1.0%)
       292,300           Bank of New York Co.,
                           Inc.....................     9,773,781
                                                     ------------
                         MAJOR PHARMACEUTICALS (11.9%)
       448,300           Bristol-Myers Squibb
                           Co......................    30,260,250
       196,100           Johnson & Johnson.........    18,016,688
       264,800           Lilly (Eli) & Co..........    16,947,200
       178,500           Merck & Co., Inc..........    11,569,031
       191,000           Pfizer, Inc...............     6,864,063
       142,300           Schering-Plough Corp......     6,207,838
       345,100           Warner-Lambert Co.........    22,906,013
                                                     ------------
                                                      112,771,083
                                                     ------------
                         MAJOR U.S. TELECOMMUNICATIONS (4.0%)
       205,500           Bell Atlantic Corp........    13,832,719
       338,600           MCI WorldCom, Inc.*.......    24,315,713
                                                     ------------
                                                       38,148,432
                                                     ------------
                         MEDIA CONGLOMERATES (1.8%)
       276,200           Time Warner Inc...........    16,779,150
                                                     ------------
                         MEDICAL EQUIPMENT & SUPPLIES (0.4%)
       119,400           Medtronic, Inc............     4,238,700
                                                     ------------
                         MILITARY/GOV'T/TECHNICAL (3.3%)
       276,300           General Dynamics Corp.....    17,251,481
       123,300           General Motors Corp.
                           (Class H)*..............     7,058,925
       406,100           Loral Space &
                           Communications Ltd.*....     6,979,844
                                                     ------------
                                                       31,290,250
                                                     ------------
                         MULTI-SECTOR COMPANIES (5.5%)
       345,600           General Electric Co.......    40,975,200
       139,000           Textron, Inc..............    10,755,125
                                                     ------------
                                                       51,730,325
                                                     ------------
  NUMBER OF
    SHARES                                              VALUE
-----------------------------------------------------------------
                         OFFICE EQUIPMENT/SUPPLIES (2.6%)
       396,800           Pitney Bowes, Inc.........  $ 24,180,000
                                                     ------------
                         OTHER SPECIALTY STORES (0.4%)
        55,300           Tiffany & Co..............     3,314,544
                                                     ------------
                         OTHER TELECOMMUNICATIONS (0.4%)
       150,300           Ixnet Inc.*...............     2,263,894
        53,100           Pinnacle Holdings Inc.*...     1,380,600
                                                     ------------
                                                        3,644,494
                                                     ------------
                         PACKAGE GOODS/COSMETICS (2.0%)
       204,800           Procter & Gamble Co.......    19,200,000
                                                     ------------
                         RESTAURANTS (0.3%)
        94,600           Brinker International,
                           Inc.*...................     2,566,025
                                                     ------------
                         SEMICONDUCTORS (4.0%)
       411,000           Intel Corp................    30,542,438
        13,600           Maxim Integrated Products,
                           Inc.*...................       857,650
        83,000           Texas Instruments, Inc....     6,826,750
                                                     ------------
                                                       38,226,838
                                                     ------------
                         SPECIALTY FOODS/CANDY (0.5%)
       148,000           Keebler Foods Co.*........     4,421,500
                                                     ------------
                         TELECOMMUNICATIONS EQUIPMENT (3.7%)
       283,300           American Tower Corp.
                           (Class A)...............     5,542,056
       146,100           CIENA Corp.*..............     5,323,519
        40,900           L-3 Communications
                           Holdings, Inc.*.........     1,543,975
       131,200           Lucent Technologies
                           Inc.....................     8,511,600
       138,300           Motorola, Inc.............    12,170,400
        29,100           Nortel Networks Corp.
                           (Canada)................     1,484,100
                                                     ------------
                                                       34,575,650
                                                     ------------
                         TOBACCO (0.8%)
       235,300           Philip Morris Companies,
                           Inc.....................     8,044,319
                                                     ------------

                         TOTAL COMMON STOCKS
                         (IDENTIFIED COST
                         $606,199,917).............   935,000,765
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                             VALUE
-----------------------------------------------------------------
                         SHORT-TERM INVESTMENT (0.6%)
                         REPURCHASE AGREEMENT
       $ 5,594           The Bank of New York 5.00%
                           due 10/01/99
                           (dated 09/30/99;
                           proceeds $5,594,750) (a)
                           (IDENTIFIED COST
                           $5,593,973).............  $  5,593,973
                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$611,793,890) (B)...........     99.6%     940,594,738

OTHER ASSETS IN EXCESS OF
LIABILITIES.................      0.4        3,879,367
                                -----     ------------

NET ASSETS..................    100.0%    $944,474,105
                                -----     ------------
                                -----     ------------

---------------------
 *   Non-income producing security.
(a)  Collateralized by $3,932,789 U.S. Treasury Note
     5.625% due 10/31/99 valued at $4,026,605 and
     $1,664,665 U.S. Treasury Note 5.875% due
     02/15/04 valued at $1,681,485.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $341,431,225 and the aggregate gross unrealized depreciation is $12,630,377, resulting in net unrealized appreciation of $328,800,848.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $611,793,890)............................    $940,594,738
Receivable for:
    Investments sold........................................       7,244,556
    Shares of beneficial interest sold......................       1,326,694
    Dividends...............................................         518,624
Prepaid expenses and other assets...........................          78,841
                                                                ------------
     TOTAL ASSETS...........................................     949,763,453
                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased...................................       3,696,408
    Investment management fee...............................         619,843
    Plan of distribution fee................................         478,041
    Shares of beneficial interest repurchased...............         434,323
Accrued expenses and other payables.........................          60,733
                                                                ------------
     TOTAL LIABILITIES......................................       5,289,348
                                                                ------------
     NET ASSETS.............................................    $944,474,105
                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................    $559,834,380
Net unrealized appreciation.................................     328,800,848
Accumulated net investment loss.............................      (4,288,691)
Accumulated undistributed net realized gain.................      60,127,568
                                                                ------------
     NET ASSETS.............................................    $944,474,105
                                                                ============
CLASS A SHARES:
Net Assets..................................................      $8,072,792
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         466,292
     NET ASSET VALUE PER SHARE..............................          $17.31
                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......          $18.27
                                                                ============
CLASS B SHARES:
Net Assets..................................................    $930,213,931
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      54,290,402
     NET ASSET VALUE PER SHARE..............................          $17.13
                                                                ============
CLASS C SHARES:
Net Assets..................................................      $3,942,265
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         231,991
     NET ASSET VALUE PER SHARE..............................          $16.99
                                                                ============
CLASS D SHARES:
Net Assets..................................................      $2,245,117
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         128,899
     NET ASSET VALUE PER SHARE..............................          $17.42
                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends...................................................    $ 2,642,624
Interest....................................................        187,309
                                                                -----------

     TOTAL INCOME...........................................      2,829,933
                                                                -----------

EXPENSES
Investment management fee...................................      3,722,071
Plan of distribution fee (Class A shares)...................          8,668
Plan of distribution fee (Class B shares)...................      2,842,033
Plan of distribution fee (Class C shares)...................         15,734
Transfer agent fees and expenses............................        349,613
Shareholder reports and notices.............................         55,330
Registration fees...........................................         43,773
Professional fees...........................................         40,132
Custodian fees..............................................         30,141
Trustees' fees and expenses.................................          6,750
Other.......................................................          4,379
                                                                -----------

     TOTAL EXPENSES.........................................      7,118,624
                                                                -----------

     NET INVESTMENT LOSS....................................     (4,288,691)
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................     66,956,237
Net change in unrealized appreciation.......................     (9,283,373)
                                                                -----------

     NET GAIN...............................................     57,672,864
                                                                -----------

NET INCREASE................................................    $53,384,173
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX     FOR THE YEAR
                                                    MONTHS ENDED        ENDED
                                                    SEPTEMBER 30,     MARCH 31,
                                                        1999             1999
---------------------------------------------------------------------------------
                                                     (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.............................     $ (4,288,691)   $ (5,921,762)
Net realized gain...............................       66,956,237      65,327,474
Net change in unrealized appreciation...........       (9,283,373)     66,753,835
                                                     ------------    ------------

     NET INCREASE...............................       53,384,173     126,159,547
                                                     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares..................................         (401,644)        (57,063)
Class B shares..................................      (54,560,938)    (17,822,626)
Class C shares..................................         (209,051)        (45,433)
Class D shares..................................          (42,125)           (527)
                                                     ------------    ------------

     TOTAL DISTRIBUTIONS........................      (55,213,758)    (17,925,649)
                                                     ------------    ------------
Net increase (decrease) from transactions in
  shares of beneficial interest.................       23,653,215     (79,774,586)
                                                     ------------    ------------

     NET INCREASE...............................       21,823,630      28,459,312

NET ASSETS:
Beginning of period.............................      922,650,475     894,191,163
                                                     ------------    ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF
    $4,288,691 AND $0, RESPECTIVELY)............     $944,474,105    $922,650,475
                                                     ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates; (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,902,018 at September 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.89%, respectively.

The Distributor has informed the Fund that for the six months ended
September 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $829, $209,576 and $1,059, respectively and received $8,951 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1999 aggregated $42,406,990 and $48,562,166, respectively.

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                       SEPTEMBER 30, 1999             MARCH 31, 1999
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................     311,258   $   5,477,275       331,535  $   5,195,083
Reinvestment of distributions....................................      23,150         386,600         3,781         56,150
Redeemed.........................................................    (155,783)     (2,663,632)      (90,276)    (1,415,690)
                                                                   ----------   -------------   -----------  -------------
Net increase - Class A                                                178,625       3,200,243       245,040      3,835,543
                                                                   ----------   -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   2,683,879      46,767,589     5,248,657     79,679,953
Reinvestment of distributions....................................   3,065,540      50,734,686     1,123,085     16,565,513
Redeemed.........................................................  (4,546,175)    (78,686,958)  (12,346,663)  (183,588,963)
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) - Class B................................   1,203,244      18,815,317    (5,974,921)   (87,343,497)
                                                                   ----------   -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................      83,494       1,439,166       173,035      2,597,416
Reinvestment of distributions....................................      12,244         201,169         2,985         43,796
Redeemed.........................................................     (41,689)       (714,438)      (26,089)      (376,564)
                                                                   ----------   -------------   -----------  -------------
Net increase - Class C...........................................      54,049         925,897       149,931      2,264,648
                                                                   ----------   -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................     249,829       4,370,824        88,973      1,468,193
Reinvestment of distributions....................................         448           7,526            35            527
Redeemed.........................................................    (211,138)     (3,666,592)      --            --
                                                                   ----------   -------------   -----------  -------------
Net increase - Class D...........................................      39,139         711,758        89,008      1,468,720
                                                                   ----------   -------------   -----------  -------------
Net increase (decrease) in Fund..................................   1,475,057   $  23,653,215    (5,490,942) $ (79,774,586)
                                                                   ==========   =============   ===========  =============

6. FEDERAL INCOME TAX STATUS

As of March 31, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX       FOR THE YEAR    JULY 28, 1997*
                                                                 MONTHS ENDED          ENDED           THROUGH
                                                              SEPTEMBER 30, 1999  MARCH 31, 1999   MARCH 31, 1998
                                                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $17.34            $15.17           $17.58
                                                                    ------            ------           ------

Income (loss) from investment operations:
   Net investment loss......................................         (0.09)            (0.05)           (0.04)
   Net realized and unrealized gain.........................          1.10              2.55             2.28
                                                                    ------            ------           ------

Total income from investment operations.....................          1.01              2.50             2.24
                                                                    ------            ------           ------

Less distributions from net realized gain...................         (1.04)            (0.33)           (4.65)
                                                                    ------            ------           ------

Net asset value, end of period..............................        $17.31            $17.34           $15.17
                                                                    ======            ======           ======

TOTAL RETURN+...............................................          6.07 %(1)        16.87 %          13.84 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.15 %(2)(3)       1.19 %(3)       1.33 %(2)

Net investment loss.........................................         (0.55)%(2)(3)      (0.29)%(3)      (0.34)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $8,073            $4,987             $647

Portfolio turnover rate.....................................            34 %             113 %             77 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                     FOR THE SIX
                                                    MONTHS ENDED
                                                SEPTEMBER 30, 1999++
                                                     (UNAUDITED)
---------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..........         $ 17.20
                                                       -------

Income (loss) from investment operations:
   Net investment loss........................           (0.16)
   Net realized and unrealized gain...........            1.13
                                                       -------

Total income from investment operations.......            0.97
                                                       -------

Less distributions from net realized gain.....           (1.04)
                                                       -------

Net asset value, end of period................         $ 17.13
                                                       =======

TOTAL RETURN+.................................            5.88 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................            1.51 %(2)(3)

Net investment loss...........................           (0.91)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......        $930,214

Portfolio turnover rate.......................              34 %

                                                               FOR THE YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------
                                                 1999++      1998*++      1997         1996         1995

----------------------------------------------  ----------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..........  $  15.12     $ 15.09     $ 15.09     $  12.11     $  12.10
                                                --------     -------     -------     --------     --------
Income (loss) from investment operations:
   Net investment loss........................     (0.11)      (0.11)      (0.12)       (0.11)       (0.06)
   Net realized and unrealized gain...........      2.52        6.07        1.39         3.09         0.07
                                                --------     -------     -------     --------     --------
Total income from investment operations.......      2.41        5.96        1.27         2.98         0.01
                                                --------     -------     -------     --------     --------
Less distributions from net realized gain.....     (0.33)      (5.93)      (1.27)       --           --
                                                --------     -------     -------     --------     --------
Net asset value, end of period................  $  17.20     $ 15.12     $ 15.09     $  15.09     $  12.11
                                                ========     =======     =======     ========     ========
TOTAL RETURN+.................................     16.32 %     42.61 %      8.31 %      24.69 %       0.08 %
RATIOS TO AVERAGE NET ASSETS:
Expenses......................................      1.60 %(3)    1.64 %     1.73 %       1.82 %       1.96 %
Net investment loss...........................     (0.70)%(3)   (0.64)%    (0.75)%      (0.72)%      (0.48)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......  $913,060     $893,111    $727,528    $767,170     $697,350
Portfolio turnover rate.......................       113 %        77 %        45 %         48 %         38 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE PERIOD
                                         FOR THE SIX       FOR THE YEAR    JULY 28, 1997*
                                        MONTHS ENDED           ENDED           THROUGH
                                     SEPTEMBER 30, 1999   MARCH 31, 1999   MARCH 31, 1998
                                         (UNAUDITED)
------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................         $17.09            $15.08           $17.58
                                            ------            ------           ------

Income (loss) from investment
 operations:
   Net investment loss.............          (0.20)            (0.16)           (0.11)
   Net realized and unrealized
   gain............................           1.14              2.50             2.26
                                            ------            ------           ------

Total income from investment
 operations........................           0.94              2.34             2.15
                                            ------            ------           ------

Less distributions from net
 realized gain.....................          (1.04)            (0.33)           (4.65)
                                            ------            ------           ------

Net asset value, end of period.....         $16.99            $17.09           $15.08
                                            ======            ======           ======

TOTAL RETURN+......................           5.74 %(1)        15.90 %          13.33 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................           1.79 %(2)(3)       1.94 %(3)       2.02 %(2)

Net investment loss................          (1.19)%(2)(3)      (1.04)%(3)      (1.00)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................         $3,942            $3,041             $422

Portfolio turnover rate............             34 %             113 %             77 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE PERIOD
                                        FOR THE SIX       FOR THE YEAR    JULY 28, 1997*
                                        MONTHS ENDED          ENDED           THROUGH
                                     SEPTEMBER 30, 1999  MARCH 31, 1999   MARCH 31, 1998
                                        (UNAUDITED)
-----------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................        $17.41            $15.21           $17.58
                                           ------            ------           ------

Income (loss) from investment
 operations:
   Net investment loss.............         (0.05)            (0.01)           (0.08)
   Net realized and unrealized
   gain............................          1.10              2.54             2.36
                                           ------            ------           ------

Total income from investment
 operations........................          1.05              2.53             2.28
                                           ------            ------           ------

Less distributions from net
 realized gain.....................         (1.04)            (0.33)           (4.65)
                                           ------            ------           ------

Net asset value, end of period.....        $17.42            $17.41           $15.21
                                           ======            ======           ======

TOTAL RETURN+......................          6.22 %(1)        17.02 %          14.09 %(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses...........................          0.90 %(2)(3)       0.94 %(3)       1.43 %(2)

Net investment loss................         (0.30)%(2)(3)      (0.04)%(3)      (0.78)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................        $2,245            $1,563              $11

Portfolio turnover rate............            34 %             113 %             77 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
GROWTH FUND

    [PHOTO]

SEMIANNUAL REPORT
SEPTEMBER 30, 1999